Angel Oak UltraShort Income ETF
Schedule of Investments
October 31, 2023 (Unaudited)
	Principal
	Amount	Value
Asset-Backed Securities ― 47.51%
Automobile ― 20.92%
ACC Trust, Series 2022-1, Class B, 2.550%, 2/20/2025 (a)	$239,144	$232,363
American Credit Acceptance Receivables Trust, Series 2023-2, Class A, 5.890%, 10/13/2026 (a)	198,801	198,641
American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.460%, 3/13/2028 (a)	250,000	240,393
Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class C, 3.770%, 3/15/2027 (a)	150,000	141,028
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class A, 3.930%, 5/15/2028 (a)	126,202	123,690
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class A, 6.900%, 1/16/2029 (a)	284,415	284,215
Avid Automobile Receivables Trust, Series 2021-1, Class C, 1.550%, 5/15/2026 (a)	745,373	736,588
Avid Automobile Receivables Trust, Series 2023-1, Class B, 7.120%, 3/15/2027 (a)	400,000	398,807
CarMax Auto Owner Trust, Series 2023-4, Class A2A, 6.080%, 12/15/2026	400,000	399,759
Carvana Auto Receivables Trust, Series 2023-P3, Class A2, 6.090%, 11/10/2026 (a)	750,000	748,783
Carvana Auto Receivables Trust, Series 2023-N1, Class A, 6.360%, 4/12/2027 (a)	277,574	277,234
Carvana Auto Receivables Trust, Series 2020-N1A, Class E, 5.200%, 7/15/2027 (a)	400,000	386,274
Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.750%, 3/10/2028	879,919	809,769
Carvana Auto Receivables Trust, Series 2021-N2, Class C, 1.070%, 3/10/2028	173,105	159,302
Carvana Auto Receivables Trust, Series 2021-N3, Class C, 1.020%, 6/12/2028	2,404	2,209
CPS Auto Receivables Trust, Series 2019-C, Class F, 6.940%, 9/15/2026 (a)	500,000	500,315
CPS Auto Receivables Trust, Series 2023-A, Class B, 5.470%, 11/16/2026 (a)	250,000	246,961
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.910%, 8/16/2027 (a)	415,341	414,058
DT Auto Owner Trust, Series 2022-2A, Class B, 4.220%, 1/15/2027 (a)	800,000	791,499
DT Auto Owner Trust, Series 2023-2A, Class A, 5.880%, 4/15/2027 (a)	176,048	175,721
DT Auto Owner Trust, Series 2023-3A, Class A, 6.290%, 8/16/2027 (a)	839,216	839,464
DT Auto Owner Trust, Series 2022-3A, Class B, 6.740%, 7/17/2028 (a)	300,000	300,478
Exeter Automobile Receivables Trust, Series 2023-3A, Class A2, 6.110%, 9/15/2025	1,250,000	1,250,305
Exeter Automobile Receivables Trust, Series 2023-4A, Class A2, 6.070%, 12/15/2025	300,000	299,566
Exeter Automobile Receivables Trust, Series 2023-1A, Class A3, 5.580%, 4/15/2026	300,000	299,194
Flagship Credit Auto Trust, Series 2019-4, Class D, 3.120%, 1/15/2026 (a)	700,000	686,183
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.150%, 9/15/2026 (a)	190,829	190,869
Foursight Capital Automobile Receivables Trust, Series 2023-1, Class A2, 5.430%, 10/15/2026 (a)	187,578	186,919
GLS Auto Receivables Issuer Trust, Series 2021-1A, Class E, 3.140%, 1/18/2028 (a)	600,000	564,500
Hertz Vehicle Financing LLC, Series 2022-3A, Class C, 4.350%, 3/25/2025 (a)	166,667	165,905
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.210%, 12/26/2025 (a)	1,000,000	954,192
LAD Auto Receivables Trust, Series 2023-3A, Class A2, 6.090%, 6/15/2026 (a)	200,000	199,889
LAD Auto Receivables Trust, Series 2023-3A, Class A3, 6.120%, 9/15/2027 (a)	200,000	199,125
Lendbuzz Securitization Trust, Series 2022-1A, Class A, 4.220%, 5/17/2027 (a)	190,178	184,434
Lendbuzz Securitization Trust, Series 2023-1A, Class A2, 6.920%, 8/15/2028 (a)	458,779	453,752
Lendbuzz Securitization Trust, Series 2023-3A, Class A2, 7.500%, 12/15/2028 (a)	200,000	198,993
Lobel Automobile Receivables Trust, Series 2023-1, Class A, 6.970%, 7/15/2026 (a)	202,161	201,948
Nissan Auto Lease Trust, Series 2023-B, Class A2A, 5.740%, 8/15/2025	1,000,000	999,720
Prestige Auto Receivables Trust, Series 2023-1A, Class A2, 5.880%, 3/16/2026 (a)	200,000	199,905
Prestige Auto Receivables Trust, Series 2023-2A, Class A2, 6.240%, 1/15/2027 (a)	600,000	599,954
Prestige Auto Receivables Trust, Series 2023-2A, Class C, 7.120%, 8/15/2029 (a)	300,000	299,955
Research-Driven Pagaya Motor Asset Trust, Series 2023-3A, Class A, 7.130%, 1/26/2032 (a)	300,000	299,332
Santander Consumer USA Holdings, Inc., Series 2023-4, Class A2, 6.180%, 2/16/2027	200,000	199,768
Santander Consumer USA Holdings, Inc., Series 2023-5, Class A2, 6.310%, 7/15/2027	300,000	299,999
Santander Drive Auto Receivables Trust, Series 2023-2, Class A2, 5.870%, 3/16/2026	112,686	112,581
Skopos Auto Receivables Trust, Series 2019-1A, Class D, 5.240%, 4/15/2025 (a)	129,552	129,707
Skopos Auto Receivables Trust, Series 2019-1A, Class E, 7.820%, 6/15/2026 (a)	100,000	100,002
Tesla Auto Lease Trust, Series 2021-B, Class D, 1.320%, 9/22/2025 (a)	450,000	431,710
Tricolor Auto Securitization Trust, Series 2023-1A, Class A, 6.480%, 8/17/2026 (a)	555,017	554,640
Tricolor Auto Securitization Trust, Series 2021-1A, Class E, 3.230%, 9/15/2026 (a)	300,000	295,195
US Auto Funding Trust, Series 2022-1A, Class A, 3.980%, 4/15/2025 (a)	152,950	149,504
US Auto Funding Trust, Series 2022-1A, Class B, 5.130%, 12/15/2025 (a)	50,000	47,275
USASF Receivables LLC, Series 2020-1A, Class D, 9.350%, 3/15/2027 (a)	1,150,000	1,160,277
Veros Automobile Receivables Trust, Series 2020-1, Class C, 2.990%, 6/16/2025 (a)	10,566	10,575
Veros Automobile Receivables Trust, Series 2022-1, Class A, 3.470%, 12/15/2025 (a)	87,011	86,367
Veros Automobile Receivables Trust, Series 2020-1, Class D, 5.640%, 2/16/2027 (a)	150,000	147,319
Veros Automobile Receivables Trust, Series 2021-1, Class C, 3.640%, 8/15/2028 (a)	500,000	474,040
Veros Automobile Receivables Trust, Series 2023-1, Class A, 7.120%, 11/15/2028 (a)	142,129	142,073
Westlake Automobile Receivables Trust, Series 2020-2A, Class D, 2.760%, 1/15/2026 (a)	387,191	383,459
Westlake Automobile Receivables Trust, Series 2023-1A, Class A2A, 5.510%, 6/15/2026 (a)	408,481	407,614
Westlake Automobile Receivables Trust, Series 2023-P1, Class A2, 5.890%, 2/16/2027 (a)	250,000	249,560
		22,223,856
Consumer ― 21.41%
ACHV ABS TRUST, Series 2023-1PL, Class C, 7.420%, 3/18/2030 (a)	1,000,000	1,002,390
ACHV ABS TRUST, Series 2023-2PL, Class C, 7.270%, 5/20/2030 (a)	1,025,000	1,024,668
ACHV ABS TRUST, Series 2023-4CP, Class B, 7.240%, 11/25/2030 (a)	650,000	651,167
ACHV ABS TRUST, Series 2023-2PL, Class B, 6.880%, 5/20/2030 (a)	300,000	300,692
ACHV ABS TRUST, Series 2023-3PL, Class B, 7.170%, 8/19/2030 (a)	750,000	753,557
Affirm Asset Securitization Trust, Series 2023-A, Class 1A, 6.610%, 1/18/2028 (a)	200,000	199,511
Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.610%, 1/18/2028 (a)	400,000	398,888
Affirm Asset Securitization Trust, Series 2023-B, Class A, 6.820%, 9/15/2028 (a)	400,000	400,313
BHG Securitization Trust, Series 2022-B, Class A, 3.750%, 6/18/2035 (a)	135,290	134,299
Conn's, Inc., Series 2023-A, Class A, 8.010%, 1/17/2028 (a)	204,650	205,441
Foundation Finance Trust, Series 2017-1A, Class C, 5.400%, 7/15/2033 (a)	500,000	480,006
FREED ABS Trust, Series 2021-3FP, Class D, 2.370%, 11/20/2028 (a)	200,000	189,531
LendingPoint Pass-Through Trust, Series 2022-ST2, Class A, 3.250%, 4/15/2028 (a)	151,184	146,139
LL ABS Trust, Series 2020-1A, Class C, 6.540%, 1/17/2028 (a)	70,549	70,524
Marlette Funding Trust, Series 2021-3A, Class C, 1.810%, 12/15/2031 (a)	939,000	878,109
Marlette Funding Trust, Series 2023-3A, Class B, 6.710%, 9/15/2033 (a)	500,000	501,911
Oportun Funding LLC, Series 2021-A, Class A, 1.210%, 3/8/2028 (a)(b)	299,277	289,825
Pagaya AI Debt Selection Trust, Series 2020-3, Class C, 6.430%, 5/17/2027 (a)	632,042	631,321
Pagaya AI Debt Selection Trust, Series 2021-HG1, Class A, 1.220%, 1/16/2029 (a)	231,571	224,026
Pagaya AI Debt Selection Trust, Series 2022-1, Class B, 3.344%, 10/15/2029 (a)	999,868	940,268
Pagaya AI Debt Selection Trust, Series 2022-5, Class A, 8.096%, 6/17/2030 (a)	517,515	523,031
Pagaya AI Debt Selection Trust, Series 2023-1, Class A, 7.556%, 7/15/2030 (a)	619,686	622,371
Pagaya AI Debt Selection Trust, Series 2023-3, Class A, 7.600%, 12/16/2030 (a)	398,965	401,354
Pagaya AI Debt Selection Trust, Series 2023-5, Class A, 7.179%, 4/15/2031 (a)	951,825	954,576
Pagaya AI Debt Selection Trust, Series 2023-5, Class B, 7.625%, 4/15/2031 (a)	550,000	550,501
Prosper Marketplace Issuance Trust, Series 2023-1A, Class A, 7.060%, 7/16/2029 (a)	278,724	279,339
Reach Financial LLC, Series 2022-2A, Class C, 8.400%, 5/15/2030 (a)	400,000	403,786
Theorem Funding Trust, Series 2023-1A, Class A, 7.580%, 4/15/2029 (a)	1,018,975	1,023,593
Theorem Funding Trust, Series 2022-3A, Class A, 7.600%, 4/15/2029 (a)	217,133	218,462
Theorem Funding Trust, Series 2022-3A, Class B, 8.950%, 4/15/2029 (a)	200,000	203,860
Upstart Pass-Through Trust, Series 2020-ST5, Class A, 3.000%, 12/20/2026 (a)	869,271	845,009
Upstart Pass-Through Trust, Series 2021-ST1, Class A, 2.750%, 2/20/2027 (a)	743,944	721,866
Upstart Pass-Through Trust, Series 2021-ST4, Class A, 2.000%, 7/20/2027 (a)	335,185	319,446
Upstart Pass-Through Trust, Series 2021-ST8, Class A, 1.750%, 10/20/2029 (a)	214,365	207,787
Upstart Pass-Through Trust, Series 2022-ST1, Class A, 2.600%, 3/20/2030 (a)	621,429	599,347
Upstart Pass-Through Trust, Series 2022-4A, Class A, 7.010%, 11/15/2030 (a)	444,888	445,856
Upstart Securitization Trust, Series 2020-2, Class A, 2.309%, 11/20/2030 (a)	1,156,076	1,136,980
Upstart Securitization Trust, Series 2021-3, Class B, 1.660%, 7/20/2031 (a)	186,113	183,196
Upstart Securitization Trust, Series 2021-4, Class A, 0.840%, 9/20/2031 (a)	7,288	7,243
Upstart Securitization Trust, Series 2021-4, Class B, 1.840%, 9/20/2031 (a)	600,000	579,588
Upstart Securitization Trust, Series 2022-2, Class A, 4.370%, 5/20/2032 (a)	174,436	173,480
Upstart Securitization Trust, Series 2022-2, Class B, 6.100%, 5/20/2032 (a)	1,000,000	990,728
Upstart Securitization Trust, Series 2023-1, Class A, 6.590%, 2/20/2033 (a)	171,013	170,329
Upstart Securitization Trust, Series 2023-2, Class A, 6.770%, 6/20/2033 (a)	840,359	840,343
Upstart Securitization Trust, Series 2023-3, Class A, 6.900%, 10/20/2033 (a)	700,000	696,902
Upstart Structured Pass-Through Trust, Series 2022-1A, Class A, 3.400%, 4/15/2030 (a)	216,950	212,461
		22,734,020
Credit Card ― 2.83%
BA Credit Card Trust, Series 2021-A1, Class A1, 0.440%, 9/15/2026	400,000	390,571
CARDS II Trust, Series 2021-1A, Class A, 0.602%, 4/15/2027 (a)	300,000	293,304
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, 6.073% (TSFR1M + 0.734%), 4/22/2026 (c)	900,000	902,340
Master Credit Card Trust, Series 2021-1A, Class A, 0.530%, 11/21/2025 (a)	1,000,000	971,729
Mercury Financial Credit Card Master Trust, Series 2023-1A, Class A, 8.040%, 9/20/2027 (a)	450,000	451,644
		3,009,588
Equipment ― 2.35%
Octane Receivables Trust, Series 2020-1A, Class D, 5.450%, 3/20/2028 (a)	700,000	685,554
Octane Receivables Trust, Series 2023-2A, Class A2, 5.880%, 6/20/2031 (a)	498,792	496,850
Verizon Master Trust, Series 2023-5, Class A1B, 6.001% (SOFR30A + 0.680%), 9/8/2028 (c)	300,000	300,748
Verizon Master Trust, Series 2023-4, Class A1B, 6.171% (SOFR30A + 0.850%), 6/20/2029 (c)	1,000,000	1,004,968
		2,488,120
TOTAL ASSET-BACKED SECURITIES (Cost ― $50,355,759)		$50,455,584

Collateralized Loan Obligations ― 7.74%
Apidos CLO Ltd., Series 2015-20A, Class A1RA, 6.755% (TSFR3M + 1.362%), 7/16/2031 (a)(c)	1,092,456	1,086,939
Carbone CLO Ltd., Series 2017-1A, Class A1, 6.817% (TSFR3M + 1.402%), 1/20/2031 (a)(c)	869,165	868,284
Cerberus Onshore CLO LLC, Series 2020-1A, Class A, 7.505% (TSFR3M + 2.112%), 10/15/2031 (a)(c)	224,949	224,246
Golub Capital Partners CLO Ltd., Series 2013-17A, Class A1R, 7.290% (TSFR3M + 1.912%), 10/25/2030 (a)(c)	740,691	739,452
Madison Park Funding Ltd., Series 2018-30A, Class A, 6.405% (TSFR3M + 1.012%), 4/15/2029 (a)(c)	1,469,904	1,460,471
Madison Park Funding Ltd., Series 2014-13A, Class BR2, 7.158% (TSFR3M + 1.762%), 4/19/2030 (a)(c)	800,000	794,047
Madison Park Funding Ltd., Series 2017-23A, Class AR, 6.619% (TSFR3M + 1.232%), 7/27/2031 (a)(c)	776,290	770,517
MCF CLO Ltd., Series 2018-1A, Class A1, 7.027% (TSFR3M + 1.632%), 7/18/2030 (a)(c)	872,686	867,414
TCI-Flatiron CLO Ltd., Series 2017-1A, Class AR, 6.598% (TSFR3M + 1.222%), 11/18/2030 (a)(c)	784,223	782,427
Voya CLO Ltd., Series 2014-2A, Class A1RR, 6.684% (TSFR3M + 1.282%), 4/17/2030 (a)(c)	633,399	629,203
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost ― $8,189,726)		$8,223,000

Commercial Mortgage-Backed Securities - U.S. Government Agency ― 9.44%
Federal Home Loan Mortgage Corp., Series K-F81, Class AS, 5.717% (SOFR30A + 0.400%), 6/25/2027 (c)	365,678	363,412
Federal Home Loan Mortgage Corp., Series K-F100, Class AS, 5.497% (SOFR30A + 0.180%), 1/25/2028 (c)	852,574	843,376
Federal Home Loan Mortgage Corp., Series K-F46, Class A, 5.651% (SOFR30A + 0.334%), 3/25/2028 (c)	159,657	156,903
Federal Home Loan Mortgage Corp., Series K-F57, Class A, 5.971% (SOFR30A + 0.654%), 12/25/2028 (c)	318,302	318,064
Federal Home Loan Mortgage Corp., Series K-F59, Class A, 5.971% (SOFR30A + 0.654%), 2/25/2029 (c)	711,062	710,500
Federal Home Loan Mortgage Corp., Series K-F61, Class A, 5.961% (SOFR30A + 0.644%), 3/25/2029 (c)	880,241	874,725
Federal Home Loan Mortgage Corp., Series K-F67, Class A, 5.951% (SOFR30A + 0.634%), 8/25/2029 (c)	519,520	518,537
Federal Home Loan Mortgage Corp., Series K-F75, Class AS, 5.867% (MSOFR1MC + 0.550%), 12/25/2029 (c)	1,778,074	1,766,615
Federal Home Loan Mortgage Corp., Series K-F155, Class AS, 5.987% (SOFR30A + 0.670%), 2/25/2030 (c)	250,000	249,932
Federal Home Loan Mortgage Corp., Series K-F97, Class AS, 5.567% (SOFR30A + 0.250%), 12/25/2030 (c)	857,932	843,401
Federal Home Loan Mortgage Corp., Series K-F96, Class AL, 5.691% (SOFR30A + 0.374%), 12/25/2030 (c)	251,833	249,157
Federal Home Loan Mortgage Corp., Series K-F101, Class AS, 5.517% (SOFR30A + 0.200%), 1/25/2031 (c)	110,199	106,925
Federal Home Loan Mortgage Corp., Series K-F114, Class AS, 5.537% (SOFR30A + 0.220%), 5/25/2031 (c)	401,260	391,769
Federal Home Loan Mortgage Corp., Series K-F115, Class AS, 5.527% (SOFR30A + 0.210%), 6/25/2031 (c)	341,750	335,479
Federal Home Loan Mortgage Corp., Series K-F136, Class AS, 5.727% (SOFR30A + 0.410%), 4/25/2032 (c)	1,142,053	1,122,972
Federal Home Loan Mortgage Corp., Series K-F141, Class AS, 5.887% (SOFR30A + 0.570%), 7/25/2032 (c)	1,177,936	1,168,984
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost ― $10,052,448)		$10,020,751

Corporate Obligations ― 6.09%
Basic Materials ― 0.18%
NOVA Chemicals Corp., 5.000%, 5/1/2025 (a)	200,000	189,046

Consumer, Cyclical ― 0.80%
Brinker International, Inc., 5.000%, 10/1/2024 (a)	200,000	195,389
Ford Motor Credit Co. LLC, 3.370%, 11/17/2023	200,000	199,940
General Motors Financial Co., Inc., 2.900%, 2/26/2025	200,000	190,993
NCL Corp. Ltd., 3.625%, 12/15/2024 (a)	100,000	94,674
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd., 8.000%, 9/20/2025 (a)	200,000	158,276
		839,272
Consumer, Non-cyclical ― 0.37%
Mondelez International Holdings Netherlands BV, 2.250%, 9/19/2024 (a)	200,000	193,565
Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 4/15/2024	200,000	198,770
		392,335
Energy ― 1.40%
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/2025	200,000	198,961
CITGO Petroleum Corp., 7.000%, 6/15/2025 (a)	300,000	295,094
DCP Midstream Operating LP, 5.375%, 7/15/2025	100,000	98,880
MPLX LP, 4.875%, 12/1/2024	200,000	197,350
Occidental Petroleum Corp., 6.950%, 7/1/2024	300,000	301,988
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.500%, 10/1/2025 (a)	200,000	197,240
Western Midstream Operating LP, 3.950%, 6/1/2025	100,000	96,242
Williams Companies, Inc., 4.550%, 6/24/2024	100,000	98,976
		1,484,731
Financial ― 2.61%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.875%, 8/14/2024	200,000	194,432
Aircastle Ltd., 4.125%, 5/1/2024	200,000	197,282
American Express Co., 2.500%, 7/30/2024	100,000	97,552
American Tower Corp., 2.400%, 3/15/2025	100,000	94,982
Bank of America Corp., 3.950%, 4/21/2025	100,000	96,676
Capital One Financial Corp., 3.300%, 10/30/2024	200,000	193,968
Crown Castle, Inc., 3.200%, 9/1/2024	100,000	97,665
Enact Holdings, Inc., 6.500%, 8/15/2025 (a)	200,000	196,646
Goldman Sachs Group, Inc., 3.500%, 4/1/2025	100,000	96,297
HAT Holdings I LLC / HAT Holdings II LLC, 6.000%, 4/15/2025 (a)	300,000	291,831
JPMorgan Chase & Co., 3.875%, 9/10/2024	100,000	98,095
OneMain Finance Corp., 6.125%, 3/15/2024	150,000	149,758
PRA Group, Inc., 7.375%, 9/1/2025 (a)	200,000	187,205
Radian Group, Inc., 6.625%, 3/15/2025	200,000	198,015
Starwood Property Trust, Inc., 5.500%, 11/1/2023 (a)	200,000	200,000
StoneX Group, Inc., 8.625%, 6/15/2025 (a)	200,000	200,852
United Wholesale Mortgage LLC, 5.500%, 11/15/2025 (a)	200,000	190,283
		2,781,539
Industrial ― 0.37%
Bombardier, Inc., 7.125%, 6/15/2026 (a)	100,000	96,364
Fortress Transportation and Infrastructure Investors LLC, 6.500%, 10/1/2025 (a)	200,000	198,530
Spirit AeroSystems, Inc., 7.500%, 4/15/2025 (a)	100,000	99,870
		394,764
Utilities ― 0.36%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.500%, 5/20/2025	200,000	191,933
Vistra Operations Co. LLC, 3.550%, 7/15/2024 (a)	200,000	195,115
		387,048
TOTAL CORPORATE OBLIGATIONS (Cost ― $6,533,955)		$6,468,735

Residential Mortgage-Backed Securities ― 18.29%
A&D Mortgage LLC, Series 2023-NQM4, Class A1, 7.472%, 9/25/2068 (a)(d)	1,000,000	1,007,096
A&D Mortgage LLC, Series 2023-NQM4, Class A3, 8.100%, 9/25/2068 (a)(d)	1,000,000	1,007,813
AMSR Trust, Series 2020-SFR1, Class D, 2.619%, 4/17/2037 (a)	446,000	417,813
Bellemeade Re Ltd., Series 2018-1A, Class M2, 8.339% (TSFR1M + 3.014%), 4/25/2028 (a)(c)	620,775	622,380
Bellemeade Re Ltd., Series 2019-1A, Class M2, 8.139% (TSFR1M + 2.814%), 3/25/2029 (a)(c)	140,620	141,205
Bellemeade Re Ltd., Series 2023-1, Class M1B, 9.571% (SOFR30A + 4.250%), 10/25/2033 (a)(c)	200,000	200,509
BRAVO Residential Funding Trust, Series 2021-A, Class A1, 1.991%, 10/25/2059 (a)(d)	137,668	131,520
CIM Trust, Series 2018-R3, Class A1, 5.000%, 12/25/2057 (a)(e)	262,082	253,201
CoreVest American Finance Trust, Series 2019-1, Class A, 3.324%, 3/15/2052 (a)	59,920	59,552
Cross Mortgage Trust, Series 2023-H2, Class A1A, 7.135%, 11/25/2068 (a)(d)	500,000	499,999
CSMC Trust, Series 2019-RP10, Class A1, 3.068%, 12/26/2059 (a)(e)	214,168	211,836
FirstKey Homes Trust, Series 2020-SFR2, Class B, 1.567%, 10/19/2037 (a)	425,000	383,984
GCAT Trust, Series 2023-NQM2, Class A3, 6.598%, 11/25/2067 (a)(d)	444,396	429,118
Home RE Ltd., Series 2023-1, Class M1A, 7.471% (SOFR30A + 2.150%), 10/25/2033 (a)(c)	2,250,000	2,254,257
JP Morgan Mortgage Trust, Series 2023-HE1, Class A1, 7.071% (SOFR30A + 1.750%), 11/25/2053 (a)(c)	569,174	575,395
JPMorgan Wealth Management, Series 2020-ATR1, Class A4, 3.000%, 2/25/2050 (a)(e)	484,768	466,279
Legacy Mortgage Asset Trust, Series 2021-GS1, Class A1, 1.892%, 10/25/2066 (a)(d)	252,204	231,342
MFA Trust, Series 2023-INV1, Class A3, 6.600%, 2/25/2058 (a)(d)	514,432	505,267
OBX Trust, Series 2023-NQM1, Class A3, 6.500%, 11/25/2062 (a)(e)	448,286	437,144
PRKCM Trust, Series 2023-AFC1, Class A3, 7.304%, 2/25/2058 (a)(d)	348,303	346,837
Progress Residential Trust, Series 2019-SFR4, Class A, 2.687%, 10/17/2036 (a)	154,303	149,554
Progress Residential Trust, Series 2020-SFR1, Class A, 1.732%, 4/17/2037 (a)	995,543	934,896
PRPM LLC, Series 2020-4, Class A1, 5.951%, 10/25/2025 (a)(d)	453,607	448,997
PRPM LLC, Series 2021-2, Class A1, 2.115%, 3/25/2026 (a)(e)	453,317	435,002
PRPM LLC, Series 2021-3, Class A1, 1.867%, 4/25/2026 (a)(d)	93,977	87,369
PRPM LLC, Series 2021-5, Class A1, 1.793%, 6/25/2026 (a)(d)	49,885	44,956
PRPM LLC, Series 2021-7, Class A1, 1.867%, 8/25/2026 (a)(d)	181,495	166,829
Sequoia Mortgage Trust, Series 2023-4, Class A10, 6.000%, 11/25/2053 (a)(e)	600,000	594,225
SG Residential Mortgage Trust, Series 2019-3, Class A1, 2.703%, 9/25/2059 (a)(e)	689,569	659,730
STAR Trust, Series 2021-SFR2, Class F, 8.299% (TSFR1M + 2.964%), 1/17/2024 (a)(c)	401,400	377,874
Starwood Mortgage Residential Trust, Series 2021-2, Class A3, 1.431%, 5/25/2065 (a)(e)	988,837	862,755
Starwood Mortgage Residential Trust, Series 2022-SFR3, Class A, 6.985% (TSFR1M + 1.650%), 5/17/2024 (a)(c)	994,612	992,428
Towd Point Mortgage Trust, Series 2017-5, Class A1, 5.508% (TSFR1M + 0.714%), 2/25/2057 (a)(c)	59,485	59,859
Towd Point Mortgage Trust, Series 2017-2, Class A2, 3.250%, 4/25/2057 (a)(e)	127,000	123,119
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, 6.439% (TSFR1M + 1.114%), 10/25/2059 (a)(c)	666,920	668,028
Tricon American Homes Trust, Series 2017-SFR2, Class A, 2.928%, 1/17/2036 (a)	430,359	428,082
Tricon American Homes Trust, Series 2017-SFR2, Class D, 3.672%, 1/17/2036 (a)	250,000	248,814
Verus Securitization Trust, Series 2022-3, Class A3, 4.130%, 2/25/2067 (a)(e)	208,379	177,769
Verus Securitization Trust, Series 2022-8, Class A3, 6.127%, 9/25/2067 (a)(d)	363,265	352,675
Verus Securitization Trust, Series 2023-1, Class A2, 6.560%, 12/25/2067 (a)(d)	555,065	551,994
Verus Securitization Trust, Series 2023-2, Class A2, 6.599%, 3/25/2068 (a)(d)	891,675	876,311
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost ― $19,462,326)		$19,423,813

Residential Mortgage-Backed Securities - U.S. Government Agency ― 0.81%
Federal Home Loan Mortgage Corp., Series 5149, Class BD, 2.000%, 2/25/2031	330,812	320,216
Federal Home Loan Mortgage Corp., Series 4776, Class QM, 3.000%, 6/15/2045	246,372	242,749
Federal National Mortgage Association, 2.919%, 10/1/2025 (e)	297,880	284,452
Government National Mortgage Association, 9.000%, 12/15/2024	4,281	4,280
Government National Mortgage Association, Series 2015-56, Class LB, 1.500%, 4/16/2040	7,820	7,769
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost ― $865,257)		$859,466

Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer ― 5.32%
Connecticut Avenue Securities, Series 2023-R07, Class 2M1, 7.265% (SOFR30A + 1.950%), 9/25/2043 (a)(c)	245,168	246,011
Federal Home Loan Mortgage Corp., Series 2022-DNA3, Class M1A, 7.321% (SOFR30A + 2.000%), 4/25/2042 (a)(c)	340,266	344,112
Federal Home Loan Mortgage Corp., Series 2022-DNA4, Class M1A, 7.521% (SOFR30A + 2.200%), 5/25/2042 (a)(c)	1,792,875	1,818,467
Federal Home Loan Mortgage Corp., Series 2022-HQA2, Class M1A, 7.971% (SOFR30A + 2.650%), 7/25/2042 (a)(c)	209,858	213,798
Federal Home Loan Mortgage Corp., Series 2022-HQA3, Class M1A, 7.621% (SOFR30A + 2.300%), 8/25/2042 (a)(c)	423,743	430,902
Federal Home Loan Mortgage Corp., Series 2022-DNA6, Class M1A, 7.471% (SOFR30A + 2.150%), 9/25/2042 (a)(c)	1,448,929	1,463,321
Federal Home Loan Mortgage Corp., Series 2023-HQA1, Class M1A, 7.321% (SOFR30A + 2.000%), 5/25/2043 (a)(c)	895,220	898,860
Federal Home Loan Securities Trust, Series 2016-SC02, Class M2, 3.647%, 10/25/2046 (e)	77,800	69,868
Federal National Mortgage Association, Series 2014-C02, Class 2M2, 8.035% (SOFR30A + 2.714%), 5/25/2024 (c)	110,532	111,967
Federal National Mortgage Association, Series 2014-C03, Class 2M2, 8.335% (SOFR30A + 3.014%), 7/25/2024 (c)	52,015	51,782
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost ― $5,631,048)		$5,649,088

U.S. Treasury Notes ― 1.82%
2.500%, 1/31/2025	2,000,000	1,932,070
TOTAL U.S. TREASURY NOTES (Cost ― $1,958,425)		$1,932,070

Short-Term Investments ― 5.19%
U.S. Treasury Bill ― 3.60%
5.163%, 9/5/2024 (f)	4,000,000	3,822,153

Money Market Funds ― 1.59%	Shares
First American Government Obligations Fund, Class U, 5.294% (g)	1,683,871	1,683,871
TOTAL SHORT-TERM INVESTMENTS (Cost ― $5,506,883)		$5,506,024
TOTAL INVESTMENTS ― 102.21% (Cost ― $108,555,827)		$108,538,531
Liabilities in Excess of Other Assets ― (2.21%)		(2,351,777)
NET ASSETS ― 100.00%		$106,186,754

LIBOR:	London Inter-Bank Offered Rate
SOFR:	Secured Overnight Financing Rate
SOFR30A:	Secured Overnight Financing Rate 30 Day Average
TSFRM:	Term Secured Overnight Financing Rate
MSOFR1MC:	1 Month Secured Overnight Financing Rate Index

(a)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees, unless otherwise denoted. At October 31, 2023, the value of these securities amounted to $79,267,049 or 74.65% of net assets.

(b)	Illiquid security. At October 31, 2023, the value of these securities amounted to $289,825 or 0.27% of net assets.
(c)
Variable or floating rate security based on a reference index and spread.  Certain securities are fixed to variable and currently in the fixed phase.  Securities that reference SOFR may have been subject to a credit spread adjustment, particularly legacy holdings that previously referenced LIBOR and have transitioned to SOFR as the base lending rate.  Rate disclosed is the rate in effect as of October 31, 2023.

(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of October 31, 2023.
(e)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of October 31, 2023.
(f)	Rate disclosed is the effective yield as of October 31, 2023.
(g)	Rate disclosed is the seven day yield as of October 31, 2023.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities ("ABS"), mortgage-backed securities ("MBS"), collateralized loan obligations ("CLOs"), corporate obligations, and whole loans are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the-counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund's valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the "Adviser") as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee's Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of October 31, 2023:

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$-	$50,455,584	$-	$50,455,584
Collateralized Loan Obligations	-	8,223,000	-	8,223,000
Commercial Mortgage-Backed Securities – U.S. Government Agency	-	10,020,751	-	10,020,751
Corporate Obligations	-	6,468,735	-	6,468,735
Residential Mortgage-Backed Securities	-	19,423,813	-	19,423,813
Residential Mortgage-Backed Securities – U.S. Government Agency	-	859,466	-	859,466
Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer	-	5,649,088	-	5,649,088
U.S. Treasury Notes	-	1,932,070	-	1,932,070
Short-Term Investments	1,683,871	3,822,153	-	5,506,024
Total	$1,683,871	$106,854,660	$–	$108,538,531

See the Schedule of Investments for further disaggregation of investment categories. During the period ended October 31, 2023, the Fund did not recognize any transfers to or from Level 3.